Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements inputs	13 Months Ended
Feb. 19, 2021 $ / shares
Schedule of quantitative information regarding Level 3 fair value measurements inputs [Abstract]
Exercise price	$ 11.50
Unit price	$ 10.21
Volatility	25.00%
Term (years)	5 years 6 months
Risk-free rate	0.70%